Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000
Previously Paid Amount	0.00
Total Fee Amount	6.91
Total Offset Amount	0.00
Net Fee	6.91
Narrative - Max Aggregate Offering Price	$ 50,000
Final Prospectus	true